Other Liabilities - Schedule of Other Liabilities Current (Details) - USD ($)		Dec. 31, 2024	Jun. 30, 2024
Schedule of Other Liabilities Current [Abstract]
Related parties	[1]		$ 794,301
Wages		215,471	288,213
Taxes		74,614	134,212
Others		204,493	234,367
Total Other liabilities - Current		$ 494,578	$ 1,451,093

[1]	The details of the related parties payables are included in Related Party (see note 23)